Interim Condensed Unaudited Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Interim Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 110,139	$ 245,691	$ 592,524	$ 344,585
Cost of revenue	110,653	238,033	579,963	390,300
Gross profit / (loss)	(514)	7,658	12,561	(45,715)
Operating expenses
Amortization	1,102,638	444,454	3,005,004	770,885
General and administrative expenses	7,345,102	1,845,103	16,211,786	5,038,786
Research and development expenses	5,290,452	1,541,450	11,646,957	4,062,688
Sales and marketing expenses	2,593,227	525,660	6,553,508	1,083,520
Stock-based compensation expense	833,973	2,237,334	4,017,322	5,143,722
Total operating expenses	17,165,392	6,594,001	41,434,577	16,099,601
Operating loss	(17,165,906)	(6,586,343)	(41,422,016)	(16,145,316)
Other items
Interest income	(52,190)	(69,833)	(222,303)	(108,686)
Changes in fair value of warrant derivative	(4,178,638)	3,638,409	(16,436,023)	5,653,843
Lease modification loss		24,387		24,387
Other Income	(99,484)	(20,364)	(191,854)	(395,372)
Foreign exchange (gain)/loss	11,804	1,029,997	(97,239)	646,160
Loss before taxes	(12,847,398)	(11,188,939)	(24,474,597)	(21,965,648)
Current income tax (recovery)/expense		(1,204)	850	(404)
Deferred Income tax (recovery)/expense		(8,505)		(28,886)
Net loss	(12,847,398)	(11,179,230)	(24,475,447)	(21,936,358)
Other comprehensive income/(loss)	17,688	1,189,627	3,355	351,704
Comprehensive Loss	$ (12,829,710)	$ (9,989,603)	$ (24,472,092)	$ (21,584,654)
Loss per share - basic and fully diluted	$ (0.11)	$ (0.16)	$ (0.22)	$ (0.43)
Weighted average number of shares outstanding - basic and fully diluted	113,670,604	69,948,843	110,110,785	51,080,739